UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Variable NAV Money Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 26.5%
Bank of Montreal, 0.3%, 1/4/2016	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, 0.42%, 6/30/2016	1,000,000	1,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.377%, 4/14/2016	1,000,000	1,000,000
0.383%, 5/19/2016	1,000,000	1,000,000
Credit Industriel et Commercial, 0.15%, 12/3/2015	5,000,000	5,000,000
Dexia Credit Local:
0.37%, 5/4/2016	750,000	750,000
0.453%, 5/19/2016	1,500,000	1,500,000
KBC Bank NV, 0.12%, 12/7/2015	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.46%, 3/17/2016	2,000,000	2,000,000
Mizuho Bank Ltd., 0.3%, 2/11/2016	1,500,000	1,500,000
Nordea Bank Finland PLC, 0.45%, 3/18/2016	1,000,000	1,000,000
Norinchukin Bank, 0.31%, 1/19/2016	1,000,000	1,000,041
Sumitomo Mitsui Banking Corp.:
0.35%, 12/17/2015	1,000,000	1,000,000
0.35%, 2/12/2016	1,200,000	1,200,000
Svenska Handelsbanken AB, 0.584%, 7/1/2016	1,000,000	1,000,300
Swedbank AB, 0.355%, 3/10/2016	1,000,000	1,000,000
Toronto-Dominion Bank, 0.43%, 3/2/2016	1,000,000	1,000,000
Wells Fargo Bank NA, 0.342%, 6/3/2016	2,000,000	2,000,000
Total Certificates of Deposit and Bank Notes (Cost $26,950,341)		26,950,341
Commercial Paper 43.5%
Issued at Discount * 31.2%
Bedford Row Funding Corp.:
0.47%, 12/11/2015	1,000,000	999,869
0.511%, 4/1/2016	1,000,000	998,272
Caisse Centrale Desjardins du Quebec, 0.18%, 12/18/2015	1,500,000	1,499,872
Caisse des Depots et Consignations, 0.31%, 2/16/2016	1,000,000	999,337
Coca-Cola Co., 0.511%, 3/18/2016	1,000,000	998,470
Collateralized Commercial Paper II Co., LLC, 0.48%, 4/6/2016	1,000,000	998,307
Erste Abwicklungsanstalt, 0.33%, 2/3/2016	1,000,000	999,413
HSBC Bank PLC, 0.315%, 12/9/2015	1,000,000	999,994
Kells Funding LLC:
144A, 0.33%, 12/14/2015	1,500,000	1,499,821
0.34%, 2/2/2016	1,000,000	999,405
0.34%, 3/3/2016	1,500,000	1,498,683
144A, 0.401%, 1/8/2016	1,000,000	999,578
Matchpoint Finance PLC, 0.13%, 12/1/2015	3,409,000	3,409,000
Microsoft Corp., 0.16%, 12/2/2015	1,000,000	999,996
Natixis, 0.12%, 12/1/2015	4,500,000	4,500,000
Nestle Capital Corp., 0.27%, 2/26/2016	1,000,000	999,348
Prudential Funding LLC, 0.06%, 12/1/2015	1,000,000	1,000,000
Siemens Capital Co., LLC, 0.27%, 12/29/2015	1,000,000	999,790
Sinopec Century Bright Capital Investment Ltd., 0.45%, 12/10/2015	700,000	699,921
Skandinaviska Enskilda Banken AB, 0.33%, 2/16/2016	1,000,000	999,294
Standard Chartered Bank:
0.401%, 1/13/2016	1,200,000	1,199,427
0.42%, 1/8/2016	1,000,000	999,557
0.501%, 4/5/2016	1,000,000	998,250
Sumitomo Mitsui Banking Corp., 0.33%, 12/7/2015	1,500,000	1,499,917
		31,795,521
Issued at Par ** 12.3%
ASB Finance Ltd., 0.352%, 1/5/2016	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd., 0.457%, 4/18/2016	1,000,000	1,000,187
Bank Nederlandse Gemeenten:
0.344%, 2/25/2016	1,000,000	1,000,000
0.363%, 5/6/2016	2,000,000	2,000,000
Bank of Nova Scotia, 0.34%, 2/12/2016	1,500,000	1,500,000
Bedford Row Funding corp., 0.439%, 7/18/2016	1,000,000	1,000,000
HSBC Bank PLC:
144A, 0.351%, 12/23/2015	2,000,000	2,000,000
144A, 0.472%, 6/24/2016	1,000,000	1,000,000
Thunder Bay Funding LLC, 0.397%, 4/12/2016	1,000,000	1,000,000
Westpac Banking Corp., 144A, 0.27%, 3/10/2016	1,000,000	1,000,000
		12,500,187
Total Commercial Paper (Cost $44,295,708)		44,295,708
Short-Term Notes 8.2%
Apple, Inc., 0.45%, 5/3/2016	1,440,000	1,440,455
Bank of Nova Scotia, 2.9%, 3/29/2016	1,000,000	1,007,608
GE Capital International Funding Co.:
0.964%, 4/15/2016	500,000	500,775
144A, 0.964%, 4/15/2016	1,657,000	1,659,804
Home Depot, Inc., 5.4%, 3/1/2016	500,000	506,077
JPMorgan Chase Bank NA, 0.48% **, 11/22/2016	1,000,000	1,000,000
Svenska Handelsbanken AB:
144A, 0.584% **, 3/3/2016	1,000,000	1,000,342
0.795% **, 3/21/2016	1,200,000	1,201,394
Total Short-Term Notes (Cost $8,316,455)		8,316,455
Municipal Bonds and Notes 9.4%
Catawba County, NC, Hospital Revenue, Valley Medical Center, 144A, 0.19% ***, 10/1/2034, LOC: Branch Banking & Trust	500,000	500,000
Georgia, JPMorgan Chase Putters/Drivers Trust, Series SGT05, 0.3% ***, 1/1/2035, INS: FGIC, NATL, LIQ: Societe Generale, LOC: Societe Generale	650,000	650,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.19% ***, 6/28/2016, LOC: Royal Bank of Canada	1,495,000	1,495,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.42% ***, 5/1/2048, LOC: Bank of China	2,440,000	2,440,000
New York, State Housing Finance Agency, Manhattan West Residential Housing:
Series B-2, 0.3% ***, 11/1/2049, LOC: Bank of China	1,000,000	1,000,000
Series B-1, 0.37% ***, 11/1/2049, LOC: Bank of China	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series G-4, 2.9%, 5/1/2016	2,465,000	2,489,606
Total Municipal Bonds and Notes (Cost $9,574,606)		9,574,606
Government & Agency Obligation 2.0%
Other Government Related
European Investment Bank, 144A, 10.0%, 5/5/2016 (Cost $2,077,943)	2,000,000	2,077,943
Time Deposit 4.7%
Credit Agricole Corporate & Investment Bank, 0.07%, 12/1/2015 (Cost $4,750,000)	4,750,000	4,750,000
Repurchase Agreements 2.4%
Wells Fargo Securities LLC, 0.43%, dated 10/28/2015, to be repurchased at $2,502,688 on 1/26/2016 (a) (b) (Cost $2,500,000)	2,500,000	2,500,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $98,465,053) †	96.7	98,465,053
Other Assets and Liabilities, Net	3.3	3,310,951
Net Assets	100.0	101,776,004

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2015.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of November 30, 2015.
†	The cost for federal income tax purposes was $98,465,053.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
376,643	Basin Electric Power Cooperative	Zero Coupon	1/5/2016	376,560
2,173,918	Regents of University of California	Zero Coupon	1/4/2016	2,173,440
Total Collateral Value				2,550,000

(b)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of November 30, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
FGIC: Financial Guaranty Insurance Co.
INS: Indured
LIQ: Liquidity
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(c)	$—	$95,965,053	$—	$95,965,053
Repurchase Agreements	—	2,500,000	—	2,500,000
Total	$—	$98,465,053	$—	$98,465,053

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016